Profit for the Year - Schedule of Profit for the Year (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Profit for the Year [Abstract]
Depreciation of property, plant and equipment	$ 55,009	$ 56,743	$ 72,644
Amortization of intangible assets	20,757	7,494	1,342
Amortization of ROU assets	$ 997,605	$ 861,339	$ 640,600